Embedded Derivative Conversion Options and Call Option Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2013
Embedded Derivative Conversion Options and Call Option Derivative Liability [Abstract]
Aggregate Fair Values of the Conversion Options
The following table summarizes the calculated aggregate fair values using a risk-neutral framework within a Monte Carlo analysis of the Conversion Options as of the dates indicated along with assumptions utilized in each calculation.

	Embedded Derivative Liability
	Conversion Option-2012 Notes		Conversion Option-2013 Notes
	December 31, 2012	December 31, 2013	June 30, 2013	December 31, 2013
Calculated aggregate value (in thousands)	$276	$101	$732	$125
Equity volatility	115%	120%	120%	120%
Asset volatility	90%	95%	90%	95%
Probability of Fundamental Transaction or Major Transaction	100%	100%	100%	100%
Weighted average risk-free interest rate	0.3%	0.2%	0.3%	0.2%
Dividend yield	None	None	None	None